Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 731	£ 896
Rate derivatives - inflows	(482)	(338)
Rate derivatives - outflows	491	355
FX forwards - inflows	(304)	(148)
FX forwards - outflows	313	148
Total	749	913
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	0	162
Rate derivatives - inflows	(24)	(9)
Rate derivatives - outflows	224	203
FX forwards - inflows	0
FX forwards - outflows	0	90
Total	200	446
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	455	468
Rate derivatives - inflows	(170)	(150)
Rate derivatives - outflows	255	150
FX forwards - inflows	(304)	(148)
FX forwards - outflows	313
Total	549	320
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	276	266
Rate derivatives - inflows	(288)	(179)
Rate derivatives - outflows	12	2
FX forwards - inflows	0
FX forwards - outflows	0	58
Total	0	147
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	0	107
Rate derivatives - inflows	(11)	(7)
Rate derivatives - outflows	1	12
FX forwards - inflows	(304)	(148)
FX forwards - outflows	313	148
Total	(1)	112
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	342	386
Rate derivatives - inflows	(471)	(331)
Rate derivatives - outflows	490	339
FX forwards - inflows	0
FX forwards - outflows	0
Total	361	394
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	389	403
Rate derivatives - inflows	0
Rate derivatives - outflows	0	4
FX forwards - inflows	0
FX forwards - outflows	0
Total	£ 389	£ 407